                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4539

                      (Investment Company Act File Number)

                    Federated Adjustable Rate Securities Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/05

               Date of Reporting Period: Six months ended 2/28/05
                                         ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Adjustable Rate Securities Fund

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.55		$9.59	$9.63	$9.59	$9.50	$9.51
Income From Investment Operations:
Net investment income	0.10		0.16	0.21	0.35	0.57	0.55
Net realized and unrealized gain (loss) on investments	(0.01)		(0.04)	(0.04)	0.04	0.09	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.09		0.12	0.17	0.39	0.66	0.53
Less Distributions:
Distributions from net investment income	(0.10)		(0.16)	(0.21)	(0.35)	(0.57)	(0.54)
Net Asset Value, End of Period	$9.54		$9.55	$9.59	$9.63	$9.59	$9.50
Total Return [1]	0.96%		1.31%	1.76%	4.09%	7.18%	5.77%

Ratios to Average Net Assets:
Expenses	0.61	% [2]	0.61%	0.61%	0.61%	0.58%	0.57%
Net investment income	2.18	% [2]	1.74%	2.18%	3.58%	6.00%	5.75%
Expense waiver/reimbursement [3]	0.45	% [2]	0.41%	0.39%	0.40%	0.42%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$236,737		$245,353	$362,518	$336,567	$241,461	$283,706
Portfolio turnover	13%		77%	72%	64%	38%	73%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2005		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.55		$9.59	$9.63	$9.59	$9.50	$9.51
Income From Investment Operations:
Net investment income	0.09		0.14	0.19	0.32	0.55	0.52
Net realized and unrealized gain (loss) on investments	(0.01)		(0.04)	(0.05)	0.04	0.09	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.08		0.10	0.14	0.36	0.64	0.51
Less Distributions:
Distributions from net investment income	(0.09)		(0.14)	(0.18)	(0.32)	(0.55)	(0.52)
Net Asset Value, End of Period	$9.54		$9.55	$9.59	$9.63	$9.59	$9.50
Total Return [1]	0.83%		1.05%	1.51%	3.83%	6.91%	5.50%

Ratios to Average Net Assets:
Expenses	0.86	% [2]	0.86%	0.86%	0.86%	0.83%	0.82%
Net investment income	1.91	% [2]	1.47%	1.93%	3.31%	5.72%	5.51%
Expense waiver/reimbursement [3]	0.45	% [2]	0.41%	0.39%	0.40%	0.42%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,659		$29,870	$80,248	$54,472	$34,266	$28,396
Portfolio turnover	13%		77%	72%	64%	38%	73%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2004	Ending Account Value 2/28/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,009.60	$3.04
Institutional Service Shares	$1,000	$1,008.30	$4.28
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.77	$3.06
Institutional Service Shares	$1,000	$1,020.53	$4.31

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.61%
Institutional Service Shares	0.86%

Portfolio of Investments Summary Table

At February 28, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
U.S. Government Agency Adjustable Rate Mortgage Securities	74.6%
U.S. Government Agency Mortgage-Backed Securities	16.9%
Non-Agency Mortgage-Backed Securities	5.3%
Cash Equivalents [2]	2.5%
Other Assets and Liabilities--Net [3]	0.7%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash Equivalents include repurchase agreements, as more fully described in the Fund's prospectus, which are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price.

3 See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2005 (unaudited)

Principal Amount		Value
	ADJUSTABLE-RATE MORTGAGES--74.6%
	Federal Home Loan Mortgage Corp. ARM--22.9%
$2,684,501	3.125%, 6/1/2032	$2,746,908
581,106	3.517%, 3/1/2030	591,053
5,797,456	3.542%, 9/1/2028	5,915,965
4,874,654	3.611%, 7/1/2027	5,057,451
3,630,490	3.764%, 2/1/2031	3,729,484
6,219,554	3.784%, 7/1/2030	6,413,203
2,718,682	3.807%, 7/1/2030	2,789,216
3,871,732	3.813%, 2/1/2029	3,967,544
588,349	3.893%, 7/1/2026	604,886
579,678	3.908%, 1/1/2023	589,106
3,233,489	3.926%, 4/1/2029	3,308,210
9,727,558	3.930%, 7/1/2021	9,965,041
5,255,902	3.970%, 4/1/2029	5,395,685
2,085,397	4.020%, 9/1/2030	2,141,594
2,806,055	4.052%, 2/1/2022	2,878,899
2,330,839	4.174%, 4/1/2027	2,397,297
472,473	4.212%, 9/1/2020	482,646
768,919	4.291%, 9/1/2032	789,118
	TOTAL	59,763,306
	Federal National Mortgage Association ARM--49.1%
719,656	3.218%, 1/1/2020	724,526
670,778	3.263%, 5/1/2018	672,819
1,413,368	3.275%, 5/1/2018	1,416,266
13,137,287	3.287%, 5/1/2040 - 9/1/2040	13,280,497
9,606,301	3.305%, 9/1/2028	9,805,521
2,761,935	3.391%, 6/1/2033	2,753,659
13,124,611	3.470%, 5/1/2027	13,464,821
5,566,255	3.553%, 5/1/2027	5,683,834
4,603,038	3.669%, 10/1/2034	4,564,331
Principal Amount		Value
	ADJUSTABLE-RATE MORTGAGES--continued
	Federal National Mortgage Association ARM--continued
$1,093,204	3.762%, 9/1/2018	$1,127,923
297,790	3.765%, 3/1/2029	304,407
3,332,368	3.802%, 2/1/2025	3,432,197
755,242	3.816%, 10/1/2034	752,475
1,686,793	3.869%, 9/1/2021	1,730,083
3,292,480	3.875%, 4/1/2030	3,407,688
1,003,867	3.885%, 5/1/2018	1,030,740
2,690,674	3.943%, 7/1/2034	2,683,597
5,885,431	3.951%, 1/1/2032	6,045,400
814,909	3.955%, 2/1/2020	838,066
14,690,621	3.974%, 12/1/2032	15,220,533
2,308,869	3.985%, 5/1/2036	2,326,429
9,733,208	3.988%, 5/1/2033	9,687,326
6,113,965	3.992%, 12/1/2034	6,095,544
2,919,672	4.003%, 10/1/2025	3,029,079
1,570,507	4.008%, 2/1/2021	1,612,931
3,158,829	4.093%, 1/1/2026	3,259,837
987,961	4.095%, 10/1/2033	1,007,307
2,407,832	4.130%, 11/1/2019	2,488,828
891,393	4.144%, 2/1/2019	918,513
1,314,350	4.158%, 7/1/2027	1,359,353
1,631,303	4.161%, 5/1/2036	1,643,224
985,773	4.276%, 10/1/2016	1,015,701
1,108,647	4.482%, 11/1/2027	1,134,285
3,287,387	4.490%, 2/1/2033	3,363,983
455,133	6.431%, 10/1/2028	465,578
	TOTAL	128,347,301
	Government National Mortgage Association ARM--2.6%
325,225	3.250%, 1/20/2030	327,393
4,100,734	3.375%, 1/20/2022 - 5/20/2029	4,158,377
1,251,277	3.750%, 7/20/2023 - 9/20/2023	1,266,469
1,059,559	4.125%, 11/20/2023 - 10/20/2029	1,074,830
	TOTAL	6,827,069
	TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $195,386,338)	194,937,676
Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS--19.3%
	Federal Home Loan Mortgage Corp. REMIC--4.9%
$6,352,530	REMIC 2625 FJ, 2.890%, 7/15/2017	$6,372,142
2,060,594	REMIC 2292 KF, 2.900%, 7/25/2022	2,063,970
1,028,510	REMIC 2396 FM, 3.040%, 12/15/2031	1,032,170
1,124,044	REMIC 2585 FD, 3.090%, 12/15/2032	1,132,243
1,293,470	REMIC 2451 FB, 3.140%, 3/15/2032	1,300,682
998,603	REMIC 2396 FL, 3.190%, 12/15/2031	1,007,249
	TOTAL	12,908,456
	Federal National Mortgage Association REMIC--8.1%
693,249	REMIC 2002-50 FH, 3.050%, 12/25/2029	694,656
1,000,681	REMIC 2002-58 LF, 3.050%, 1/25/2029	1,003,872
1,095,414	REMIC 2003-21 FK, 3.050%, 3/25/2033	1,099,696
1,220,840	REMIC 2003-23 CF, 3.050%, 5/25/2031	1,227,284
2,554,747	REMIC 2002-82 FK, 3.100%, 10/25/2031	2,564,296
3,301,617	REMIC 2001-46 F, 2.990%, 9/18/2031	3,310,703
5,180,779	REMIC 2002-52 FG, 3.150%, 9/25/2032	5,210,700
1,287,614	REMIC 2003-24 FA, 3.150%, 4/25/2033	1,292,677
1,244,692	REMIC 2002-41 F, 3.200%, 7/25/2032	1,252,836
3,617,034	REMIC 1995-17 B, 3.321%, 2/25/2025	3,670,260
	TOTAL	21,326,980
	Government National Mortgage Association REMIC--1.0%
1,026,664	REMIC 2001-21 FB, 2.990%, 1/16/2027	1,029,904
1,598,286	REMIC 1999-43 FA, 3.040%, 11/16/2029	1,605,059
	TOTAL	2,634,963
	Non-Agency Mortgage--5.3%
2,193,766	Bank of America Mortgage Securities 2003-2, Class 2A1, 3.150%, 3/25/2018	2,193,967
2,832,038	Countrywide Home Loans 2003-15, Class 1A1, 3.150%, 6/25/2018	2,832,038
5,690,556	Master Asset Securitization Trust 2003-8, Class 3A2, 3.050%, 9/25/2033	5,690,556
858	Residential Accredit Loans, Inc. 2002-QS5, Class A6, 3.050%, 4/25/2032	858
3,006,513	Residential Asset Securitization Trust 2003-A1, Class A2, 3.150%, 3/25/2033	3,013,341
	TOTAL	13,730,760
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $50,478,897)	50,601,159
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES--2.9%
$4,933,676	Federal National Mortgage Association, 5.000%, 7/1/2018 - 11/1/2019	$4,977,434
2,384,640	Federal National Mortgage Association, 5.500%, 12/1/2017	2,447,703
11,481	Federal National Mortgage Association, 12.000%, 3/1/2013	13,242
114,108	Government National Mortgage Association, 8.500%, 1/15/2030	124,262
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,625,189)	7,562,641
	REPURCHASE AGREEMENT--2.5%
6,546,000	Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.640%, dated 2/28/2005 to be repurchased at $6,546,480 on 3/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2030, collateral market value $2,040,000,470 (at amortized cost)	6,546,000
	TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $260,036,424) [1]	259,647,476
	OTHER ASSETS AND LIABILITIES - NET--0.7%	1,748,499
	TOTAL NET ASSETS-100%	$261,395,975

1 The cost of investments for federal tax purposes amounts to $260,036,424.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable-Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $260,036,424)		$259,647,476
Income receivable		1,919,061
Receivable for shares sold		383,906
TOTAL ASSETS		261,950,443
Liabilities:
Payable for shares redeemed	$147,456
Income distribution payable	310,737
Payable to bank	54,593
Payable for transfer and dividend disbursing agent fees and expenses	29,263
Payable for shareholder services fees ( Note 5)	4,751
Payable for Directors'/Trustees' fees	2,402
Accrued expenses	5,266
TOTAL LIABILITIES		554,468
Net assets for 27,386,406 shares outstanding		$261,395,975
Net Assets Consist of:
Paid-in capital		$268,001,568
Net unrealized depreciation of investments		(388,948)
Accumulated net realized loss on investments		(6,276,667)
Undistributed net investment income		60,022
TOTAL NET ASSETS		$261,395,975
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$236,737,220 ÷ 24,802,973 shares outstanding, no par value, unlimited shares authorized		$9.54
Institutional Service Shares:
$24,658,755 ÷ 2,583,433 shares outstanding, no par value, unlimited shares authorized		$9.54

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2005 (unaudited)

Investment Income:
Interest			$3,687,522
Expenses:
Investment adviser fee (Note 5)		$792,315
Administrative personnel and services fee (Note 5)		106,038
Custodian fees		15,273
Transfer and dividend disbursing agent fees and expenses		61,494
Directors'/Trustees' fees		7,092
Auditing fees		8,798
Legal fees		1,304
Portfolio accounting fees		38,164
Distribution services fee--Institutional Service Shares (Note 5)		33,015
Shareholder services fee--Institutional Shares (Note 5)		297,117
Shareholder services fee--Institutional Service Shares (Note 5)		33,015
Share registration costs		20,083
Printing and postage		9,056
Insurance premiums		5,307
Miscellaneous		13,180
TOTAL EXPENSES		1,441,251
Waivers (Note 5):
Waiver of investment adviser fee	$(260,700)
Waiver of administrative personnel and services fee	(5,414)
Waiver of distribution services fee--Institutional Service Shares	(33,015)
Waiver of shareholder services fee--Institutional Shares	(297,117)
TOTAL WAIVERS		(596,246)
Net expenses			845,005
Net investment income			2,842,517
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(47,592)
Net change in unrealized depreciation of investments			(267,862)
Net realized and unrealized loss on investments			(315,454)
Change in net assets resulting from operations			$2,527,063

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2005	Year Ended 8/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,842,517	$8,648,462
Net realized gain (loss) on investments	(47,592)	(1,933,703)
Net change in unrealized appreciation/depreciation of investments	(267,862)	(319,944)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,527,063	6,394,815
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,537,377)	(7,915,157)
Institutional Service Shares	(246,224)	(759,379)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,783,601)	(8,674,536)
Share Transactions:
Proceeds from sale of shares	25,550,067	374,950,219
Net asset value of shares issued to shareholders in payment of distributions declared	1,221,007	2,494,592
Cost of shares redeemed	(40,341,792)	(542,707,796)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,570,718)	(165,262,985)
Change in net assets	(13,827,256)	(167,542,706)
Net Assets:
Beginning of period	275,223,231	442,765,937
End of period (including undistributed net investment income of $60,022 and $1,106, respectively)	$261,395,975	$275,223,231

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2005 (unaudited)

1. ORGANIZATION

Federated Adjustable Rate Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government and agency securities and other fixed-income securities and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 2/29/2005		Year Ended 8/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,609,473	$24,925,538	35,438,893	$339,876,039
Shares issued to shareholders in payment of distributions declared	116,222	1,110,015	212,552	2,035,956
Shares redeemed	(3,604,166)	(34,424,492)	(47,781,791)	(456,947,919)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(878,471)	$(8,388,939)	(12,130,346)	$(115,035,924)

	Six Months Ended 2/29/2005		Year Ended 8/31/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	64,916	$624,529	3,662,871	$35,074,180
Shares issued to shareholders in payment of distributions declared	11,621	110,992	47,870	458,636
Shares redeemed	(619,380)	(5,917,300)	(8,954,954)	(85,759,877)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(542,843)	$(5,181,779)	(5,244,213)	$(50,227,061)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,421,314)	$(13,570,718)	(17,374,559)	$(165,262,985)

4. FEDERAL TAX INFORMATION

At February 28, 2005, the cost of investments for federal tax purposes was $260,036,424. The net unrealized depreciation of investments for federal tax purposes was $388,948. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $411,331 and net unrealized depreciation from investments for those securities having an excess of cost over value of $800,279.

At August 31, 2004, the Fund had a capital loss carryforward of $4,295,371 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 2,279,774
2009	$ 1,969,039
2012	$ 46,558

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waive at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended February 28, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended February 28, 2005, were as follows:

Purchases	$2,074,534
Sales	$5,217,191

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Adjustable Rate Securities Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314082108
Cusip 314082207

8040404 (4/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Adjustable Rate Securities Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005